Other Investments - Schedule of Other Investments (Parenthetical) (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Equity Method Investments [Line Items]
Investment cash consideration			$ 33,126
Fair value gain from investment		$ (12,363)	4,909
Investment Fund One
Schedule Of Equity Method Investments [Line Items]
Investment cash consideration	$ 15,000
Fair value gain from investment		6,598	4,185
Investment fund redemption notice period	1 month
Investment Fund Two
Schedule Of Equity Method Investments [Line Items]
Investment cash consideration	$ 17,100
Fair value gain from investment		$ 5,766	$ 724
Investment fund redemption period	3 years